Borrowings - LIBOR linked borrowings (Details) $ in Millions	Mar. 31, 2021 USD ($)
Siguiri RCF ($65m)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 65
Siguiri RCF ($65m) | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	8.50%
Siguiri RCF ($65m) | Financial liabilities at amortised cost
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	$ 67
Siguiri RCF ($65m) | Financial liabilities at amortised cost | Repayable within one year
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	2
Siguiri RCF ($65m) | Financial liabilities at amortised cost | Repayable within one to two years
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	65
Geita revolving credit facility
Disclosure of detailed information about borrowings [line items]
Notional amount	150
Undrawn borrowing facilities	41
Geita revolving credit facility | Financial liabilities at amortised cost
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	66
Geita revolving credit facility | Financial liabilities at amortised cost | Repayable within one year
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	66
Geita revolving credit facility | Financial liabilities at amortised cost | Repayable within one to two years
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	0
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF)
Disclosure of detailed information about borrowings [line items]
Notional amount	1,400
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF) | Financial liabilities at amortised cost
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	0
Undrawn borrowing facilities	1,400
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF) | Financial liabilities at amortised cost | Repayable within one year
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	0
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF) | Financial liabilities at amortised cost | Repayable within one to two years
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	0
Unsecured One Hundred and Fifty Million Dollar Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings maximum, Tanzanian Shilling facility	$ 45
Tanzanian Shilling Components Of Unsecured One Hundred and Fifty Million Dollar MutiCurrency Facility
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	12.50%
US Dollar Components Of Unsecured One Hundred and Fifty Million Dollar MutiCurrency Facility | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	6.70%